Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents (Note 4)	$ 51,864,814	$ 57,415,350
Marketable securities (Note 5)	123,188	83,575
Income tax receivable (Note 10)	8,682,839	8,682,839
Prepaid expense and other	973,967	573,411
Total current assets	61,644,808	66,755,175
Property, plant and equipment, net (Note 6)	2,212,896	2,514,552
Right of use asset	97,671	165,576
Total assets	63,955,375	69,435,303
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	752,482	780,925
Lease liability	101,241	92,819
Contingent value rights (Note 3)	60,242	60,242
Total current liabilities	913,965	933,986
Lease liability		77,093
Total liabilities	$ 913,965	1,011,079
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued	0
Common shares	$ 302,679,682	302,469,647
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	21,480,212	21,409,668
Accumulated deficit	(281,743,856)	(276,080,463)
Total shareholders' equity	63,041,410	68,424,224
Total liabilities and shareholders' equity	$ 63,955,375	$ 69,435,303